Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Disclosure of Other Current Assets

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Prepayments*	1,685,659	1,646,579
Security deposit	57,164	38,843
Accrued interest	36,893	50,242

	1,779,716	1,735,664

*	Prepayments are in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.